Income taxes - Deferred taxes (Details) - BRL (R$)	Mar. 31, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	R$ 112,237,000	R$ 1,504,014,000
Non-current liabilities	774,873,000
Derivative, passive temporary difference	3,864,816,000	3,065,768,000
Derivative, asset temporary difference	2,764,818,000	3,001,133,000
Lease, passive temporary difference	4,873,026,000	1,767,605,000
Lease, asset temporary difference	5,375,996,000	2,309,036,000
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,767,098,000	7,908,648,000
Tax loss carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,206,479,000	982,480,000
Negative tax basis of social contribution carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	469,232,000	381,600,000
Provision for judicial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	278,731,000	269,757,000
Operating provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	423,506,000	559,288,000
Provisions for other losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	615,735,000	619,567,000
Employee benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	254,323,000	251,990,000
Exchange rate variations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,229,871,000	3,443,822,000
Amortization of fair value adjustments arising from business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	620,309,000	620,973,000
Unrealized profit on inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	165,942,000	237,740,000
Leases (1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	502,970,000	541,431,000
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	7,429,734,000	6,404,634,000
Goodwill - Tax benefit on unamortized goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,950,178,000	1,878,119,000
Property, plant and equipment - deemed cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	975,823,000	985,901,000
Depreciation for tax-incentive reason
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	652,610,000	668,603,000
Capitalized loan costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	918,046,000	937,829,000
Fair value of biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,344,119,000	1,425,535,000
Deferred taxes, net of fair value adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	311,032,000	313,464,000
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	110,407,000	115,003,000
Derivatives gains ("MtM")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,099,998,000	66,308,000
Provision of deferred taxes on results of subsidiaries abroad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	53,597,000
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R$ 13,924,000	R$ 13,872,000